Lines of Credit and Debt - Interest Expense Related to the Cash Convertible Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Amortization of debt issuance costs	$ 24,773	$ 20,451	$ 19,955
Cash Convertible Notes
Debt Instrument [Line Items]
Coupon interest	4,832	4,238
Amortization of original issuance discount	21,377	17,503
Amortization of debt issuance costs	2,615	2,279
Total interest expense related to the Cash Convertible Notes	$ 28,824	$ 24,020